Investment Objectives and Goals - Prospectus Summary	Oct. 31, 2025
NYLI Winslow Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Winslow Large Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
NYLI WMC Enduring Capital Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Enduring Capital Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
NYLI WMC Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI WMC Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term appreciation of capital.
NYLI Candriam Emerging Markets Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Candriam Emerging Markets Debt Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
NYLI MacKay High Yield Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay High Yield Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
NYLI MacKay Strategic Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Strategic Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return by investing primarily in domestic and foreign debt securities.
NYLI MacKay U.S. Infrastructure Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay U.S. Infrastructure Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income.
NYLI MacKay Tax Free Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Tax Free Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from regular federal income tax.
NYLI Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a high level of current income while preserving capital and maintaining liquidity.
NYLI Income Builder Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Income Builder Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income consistent with reasonable opportunity for future growth of capital and income.
NYLI MacKay Convertible Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Convertible Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation together with current income.